RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Income (Expense) (Details) - Golar Partners - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 3,986	$ 13,521
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	1,717	7,941
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	2,251	5,263
Interest income on short-term loan
Related Party Transaction [Line Items]
Interest income related parties	$ 18	$ 317